Federal Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Federal Income Taxes [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2018	2017

Federal income taxes at the statutory rate	$354	$492
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(124)	(32)
Deferred tax liability adjustment, net resulting from Tax Cuts and Jobs Act	(268)	--
Other	1	53
	$(37)	$513

Schedule of the composition of the company's net deferred tax liability
(in thousands)	2018	2017

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$331	$521
Deferred compensation and benefits	--	151
Accrued expenses	95	6
Fair value accounting adjustments on acquisition	214	376
Nonaccrued interest on loans	92	162
Other real estate owned adjustments	129	218
Depreciation	43	30
Total deferred tax assets	904	1,464

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(826)	(1,337)
Deferred loan origination costs	(36)	(50)
Loan servicing rights	(17)	(29)
Fair value accounting adjustments on acquisition	(468)	(767)
Total deferred tax liabilities	(1,347)	(2,183)
Net deferred tax liability	$(443)	$(719)